Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 44,568	$ 38,077	$ 40,932
Loss before income taxes	(4,776)	(2,601)	(6,866)
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales		1
Loss before income taxes		(348)	(411)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	24,847	18,409	21,684
Loss before income taxes	(2,105)	(1,912)	(1,938)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	45,028	38,616	41,602
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	20,181	20,206	19,918
Loss before income taxes	(2,671)	(341)	(4,517)
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(460)	(539)	670
Intersegment Eliminations [Member] | Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales
Intersegment Eliminations [Member] | Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(104)	(105)	90
Intersegment Eliminations [Member] | Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ (356)	$ (434)	$ 580